The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Variable Portfolio - Select International Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 26, 2018 (Accession No. 0001193125-18-057725), which is incorporated herein by reference.